Summary of Significant Accounting Policies - Financing Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 93,185	¥ 58,768
Loss pertaining to finance receivables	50,940	35,515	¥ 19,703
Interest income generated from financing receivables	146,096	168,395	¥ 183,709
Other non-current assets
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 56,863	¥ 40,340
Minimum
Financing receivables
Credit term for financing services	3 months
Maximum
Financing receivables
Credit term for financing services	3 years